Revenue from customers (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disaggregation of revenue from contracts with customers

	Six Months Ended December 31,
	2024	2023

	(In thousands of US Dollars)
Consulting fees	$—	$326
Margin fees	—	2
	$—	$328